Principal accounting policies - Investments in an equity investee (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Impairment loss on equity method investments	$ 0	$ 0	$ 0